STATEMENT OF                                                   FEBRUARY 28, 2004
ADDITIONAL INFORMATION                                  AS REVISED APRIL 1, 2004
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                                 THE ALGER FUNDS
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     The Alger Funds (the "Trust") is a Massachusetts business trust, registered with the Securities and Exchange Commission (the "SEC") as an investment company, that offers interests in the following eight Funds:

                         * Alger LargeCap Growth Fund
                         * Alger MidCap Growth Fund
                         * Alger  SmallCap  Growth Fund
                         * Alger Capital Appreciation Fund
                         * Alger SmallCap and MidCap Growth Fund
                         * Alger Health Sciences Fund
                         * Alger Balanced Fund
                         * Alger Money Market Fund

     With the exception of the Alger Money Market Fund, each Fund offers three classes of shares, each with a different combination of sales charges, ongoing fees and other features.

     The Trust's financial statements for the year ended October 31, 2003 are contained in its annual report to shareholders and are incorporated by reference into this Statement of Additional Information.

     This Statement of Additional Information is not a Prospectus. This document contains additional information about the Funds and supplements information in the Prospectus dated February 28, 2004 for the Trust's portfolios. It should be read together with a Prospectus which may be obtained free of charge by writing the Trust at 111 Fifth Avenue, New York, NY 10003 or calling (800) 992-3863.

                                    CONTENTS

The  Funds ................................................................    2
Investment Strategies and Policies ........................................    3
Net Asset Value ...........................................................   12
Classes of Shares .........................................................   13
Purchases .................................................................   14
Redemptions ...............................................................   18
Exchanges and Conversions .................................................   21
Management ................................................................   23
Code of Ethics ............................................................   27
Taxes .....................................................................   27
Dividends .................................................................   28
Custodian and Transfer Agent ..............................................   28
Certain Shareholders ......................................................   29
Organization ..............................................................   30
Proxy Voting Policies and Procedures ......................................   31
Financial Statements ......................................................   32
Appendix ..................................................................  A-1

                                  [ALGER LOGO]
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THE FUNDS

ALGER LARGECAP GROWTH FUND (FORMERLY ALGER LARGECAP GROWTH PORTFOLIO)

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization--present market value per share multiplied by the total number of shares outstanding--of $10 billion or greater. The Fund will not change this policy without 60 days notice to shareholders. The Fund may invest up to 20% of its net assets in equity securities of companies that, at the time of purchase, have total market capitalization of less than $10 billion and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

ALGER MIDCAP GROWTH FUND (FORMERLY ALGER MIDCAP GROWTH PORTFOLIO)

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, updated quarterly. The Fund will not change this policy without 60 days notice to shareholders. Both indexes are designed to track the performance of medium capitalization companies. The Fund may invest up to 20% of its net assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in these indexes and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

ALGER SMALLCAP GROWTH FUND (FORMERLY ALGER SMALL CAPITALIZATION PORTFOLIO)

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, updated quarterly. Both indexes are broad indexes of small capitalization stocks. The Fund will not change this policy without 60 days notice to shareholders. The Fund may invest up to 20% of its net assets in equity securities of companies that, at the time of purchase, have total market capitalization outside this combined range, and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

ALGER CAPITAL APPRECIATION FUND (FORMERLY ALGER CAPITAL APPRECIATION PORTFOLIO)

Except during temporary defensive periods, the Fund invests at least 85% of its net assets in equity securities of companies of any size.

ALGER SMALLCAP AND MIDCAP GROWTH FUND (FORMERLY ALGER SMALLCAP AND MIDCAP GROWTH PORTFOLIO)

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities of small and midsized companies. This policy will not be changed without 60 days notice to shareholders. Small and midsized companies are companies that, at the time of purchase, have a market capitalization between $500 million and $10 billion. The Fund may invest up to 20% of its net assets in equity securities of companies whose market capitalizations, at the time of purchase, fall outside of that range and in excess of that amount during temporary defensive periods.

ALGER HEALTH SCIENCES FUND (FORMERLY ALGER HEALTH SCIENCES PORTFOLIO)

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities of companies of any size that are engaged in the health sciences sector. The fund will not change this policy without 60 days notice to shareholders. A company will be considered to be engaged in the health sciences sector if it derives at least 50% of its earnings or revenues from, or devotes at least 50% of its assets to, activities in any area of the health sciences sector, including health care services, pharmaceuticals, medical equipment and supplies and applied research and development. Under normal circumstances, the Fund may invest the balance of its assets in equity securities of companies not engaged in the health sciences sector and in excess of that amount during temporary defensive periods.

ALGER BALANCED FUND (FORMERLY ALGER BALANCED PORTFOLIO)

The Fund intends to invest based on combined considerations of risk, income, capital appreciation and protection of capital value. Normally, it will invest in common stocks and investment grade fixed-income securities (preferred stock and debt securities), as well as securities convertible into common stocks. Except during temporary defensive periods, the Fund will maintain at least 25% of its net assets in fixed-income securities. With respect to debt securities, the Fund will invest only in instruments which are rated in one of the four highest rating categories by any established rating agency, or if not rated, which are determined by Fred Alger Management, Inc. ("Alger Management"), the Funds' investment manager, to be of comparable quality to instruments so rated.

The Fund may invest up to 35% of its total assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

ALGER MONEY MARKET FUND (FORMERLY ALGER MONEY MARKET PORTFOLIO)

The Fund may invest in "money market" instruments, including certificates of deposit, time deposits and bankers' acceptances; U.S. Government securities; corporate bonds having less than 397 days remaining to maturity; and commercial paper, including variable rate master demand notes. The Fund may also enter into repurchase agreements, reverse repurchase agreements and firm commitment agreements.

The Fund will invest at least 95% of its total assets in money market securities which are rated within the highest credit category assigned by at least two established rating agencies (or one rating agency if the security is rated by only one) and will only invest in money market securities rated at the time of purchase within the two highest credit categories or, if not rated, of equivalent investment quality as determined by Alger Management. Alger Management subjects all securities eligible for investment to its own credit analysis and considers all securities purchased by the Fund to present minimal credit risks. Normally, the Fund will invest a substantial portion of its assets in U.S. Government securities.

The Fund has a policy of maintaining a stable net asset value of $1.00. This policy has been maintained since its inception; however, the $1.00 price is not guaranteed or insured, nor is its yield fixed. The Fund generally purchases securities which mature in 13 months or less. The average maturity of the Fund will not be greater than 90 days.

ALGER SMALLCAP AND MIDCAP GROWTH, CAPITAL APPRECIATION AND HEALTH SCIENCES FUNDS

These Funds may purchase put and call options and sell (write) covered call and put options on securities and securities indexes to increase gain and to hedge against the risk of unfavorable price movements, and may enter into futures contracts on stock indexes and purchase and sell call and put options on these futures contracts. These Funds may also borrow money (leverage) for the purchase of additional securities. A Fund may borrow only from banks and may not borrow in excess of one-third of the market value of its total assets, less liabilities other than such borrowing. These practices are deemed to be speculative and may cause the Fund's net asset value to be more volatile than the net asset value of a fund that does not engage in these activities.

IN GENERAL

All of the Funds other than the Alger Money Market Fund and the fixed-income portion of Alger Balanced Fund seek to achieve their objectives by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Funds will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit-volume growth rate. In order to afford the Funds the flexibility to take advantage of new opportunities for investments in accordance with their investment objectives and to meet redemptions, they may hold up to 15% of their net assets (35% of net assets, in the case of Alger Balanced Fund) in money market instruments and repurchase agreements and in excess of that amount (up to 100% of their assets) during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives.

There is no guarantee that any Fund's objectives will be achieved.

INVESTMENT STRATEGIES AND POLICIES

CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The Prospectus discusses the investment objectives of the Funds and the primary strategies to be employed to achieve those objectives. This section contains supplemental information concerning the types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize and certain risks attendant to those investments, policies and strategies.

CONVERTIBLE SECURITIES

Each Fund (other than Alger Money Market Fund) may invest in convertible securities, which are debt instruments or preferred stocks that make fixed dividend or interest payments and are convertible into common stock. Generally, the market prices of convertible securities tend to reflect price changes in their underlying common stocks, but also tend to respond inversely to changes in interest rates. Convertible securities typically entail less market risk than investments in the common stock of the same issuers; declines in their market prices are typically not as pronounced as those of their underlying common stocks. Like all fixed-income securities, convertible securities are subject to the risk of default on their issuers' payment obligations.

U.S. GOVERNMENT OBLIGATIONS

Bills, notes, bonds, and other debt securities issued by the U.S. Treasury are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

U.S. GOVERNMENT AGENCY SECURITIES

These securities are issued or guaranteed by U.S. Government sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Administration, Federal Housing Administration and Maritime Administration. Some of these securities are supported by the full faith and credit of the U.S. Treasury, and the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

BANK OBLIGATIONS

These are certificates of deposit, bankers' acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates.

The Funds will not invest in any debt security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation; (ii) in the case of a U.S. bank, it is a member of the Federal Deposit Insurance Corporation; and
(iii) in the case of foreign banks, the security is, in the opinion of Alger Management, of an investment quality comparable to other debt securities which may be purchased by the Funds. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

FOREIGN BANK OBLIGATIONS

Investments by the Funds in foreign bank obligations and obligations of foreign branches of domestic banks present certain risks, including the impact of future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls and/or the addition of other foreign governmental restrictions that might affect adversely the payment of principal and interest on these obligations. In addition, there may be less publicly available and reliable information about a foreign bank than about domestic banks owing to different accounting, auditing, reporting and recordkeeping standards. In view of these risks, Alger Management will carefully evaluate these investments on a case-by-case basis.

SHORT-TERM CORPORATE DEBT SECURITIES

These are outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.

COMMERCIAL PAPER

These are short-term promissory notes issued by corporations primarily to finance short-term credit needs.

VARIABLE RATE MASTER DEMAND NOTES

These are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because these notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although no active secondary market may exist for these notes, the Fund may demand payment of principal and accrued interest at any time or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy Alger Management that the same criteria for issuers of commercial paper are met. In addition, when purchasing variable rate master demand notes, Alger Management will consider the earning power, cash flows and other liquidity ratios of the issuers of the notes and will continuously monitor their financial status and ability to meet payment on demand. In the event an issuer of a variable rate master demand note were to default on its payment obligations, the Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

REPURCHASE AGREEMENTS

Under the terms of a repurchase agreement, a Fund would acquire a high quality money market instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the instrument at an agreed price (including accrued interest) and time, thereby determining the yield during the Fund's holding period. Repurchase agreements may be seen to be loans by the Fund collateralized by the underlying instrument. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period and not necessarily related to the rate of return on the underlying instrument. The value of the underlying securities, including accrued interest, will be at least equal at all times to the total amount of the repurchase obligation, including interest. A Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or part of the income from the agreement. Alger Management reviews the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate these risks and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the value is maintained at the required level.

REVERSE REPURCHASE AGREEMENTS (ALGER MONEY MARKET AND BALANCED FUNDS)

Reverse repurchase agreements are the same as repurchase agreements except that, in this instance, the Fund would assume the role of seller/borrower in the transaction. Each Fund will maintain segregated accounts consisting of cash or liquid securities that at all times are in an amount equal to its obligations under reverse repurchase agreements. The Funds will invest the proceeds in money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of the securities. Under the Investment Company Act of 1940, as amended (the "Act"), reverse repurchase agreements may be considered borrowings by the seller; accordingly, the Fund will limit its investments in reverse repurchase agreements and other borrowings to no more than one-third of its total assets.

FIRM COMMITMENT AGREEMENTS AND WHEN-ISSUED PURCHASES

Firm commitment agreements and "when-issued" purchases call for the purchase of securities at an agreed price on a specified future date and would be used, for example, when a decline in the yield of securities of a given issuer is anticipated and a more advantageous yield may be obtained by committing currently to purchase securities to be issued later. When a Fund purchases a security under a firm commitment agreement or on a when-issued basis it assumes the risk of any decline in value of the security occurring between the date of the agreement or purchase and the settlement date of the transaction. The Fund will not use these transactions for leveraging purposes and, accordingly, will segregate cash or liquid securities in an amount sufficient at all times to meet its purchase obligations under these agreements.

WARRANTS AND RIGHTS

Each Fund may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks. Warrants are freely transferable and are traded on the major securities exchanges.

RESTRICTED SECURITIES

Each Fund may invest in restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. In adopting Rule 144A, the Securities and Exchange Commission (the "SEC") specifically stated that restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the board of trustees (or the Funds' adviser acting subject to the board's supervision) determines that the securities are in fact liquid. The Board of Trustees has delegated its responsibility to Alger Management to determine the liquidity of each restricted security purchased pursuant to the Rule, subject to the Board of Trustees' oversight and review. Examples of factors that will be taken into account in evaluating the liquidity of a Rule 144A security, both with respect to the initial purchase and on an ongoing basis, will include, among others: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). If institutional trading in restricted securities were to decline to limited levels, the liquidity of the Fund could be adversely affected.

SHORT SALES

Each Fund other than Alger Money Market Fund may sell securities "short against the box." While a short sale is the sale of a security the Fund does not own, it is "against the box" if at all times when the short position is open the Fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

LENDING OF FUND SECURITIES

Each Fund may lend securities to brokers, dealers and other financial organizations. The Funds will not lend securities to Alger Management or its affiliates. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in short-term securities or by earning income in the form of interest paid by the borrower when U.S. Government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its securities are loaned: (a) the Fund must receive at least 100 percent cash collateral or equivalent securities from the borrower; (b) the borrower must increase this collateral whenever the market value of the securities including accrued interest exceeds the value of the collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Funds' Board of Trustees must terminate the loan and regain the right to vote the securities. A Fund bears a risk of loss in the event that the other party to a stock loan transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction.

FOREIGN SECURITIES

Each Fund other than Alger Money Market Fund may invest up to 20% of the value of its total assets in foreign securities. For the purpose of this definition, foreign securities does not include American Depositary Receipts, American Depositary Shares or U.S. dollar-denominated securities of foreign issuers. Foreign securities investments may be affected by changes in currency rates or exchange control regulations, changes in governmental administration or economic or monetary policy (in the United States and abroad) or changed circumstances in dealing between nations. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return on these investments as compared to dividends paid to the Fund by domestic corporations. It should be noted that there may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those of domestic issuers. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers and foreign brokerage commissions are generally higher than in the United States. Foreign securities markets may also be less liquid, more volatile and less subject to government supervision than those in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations. Securities purchased on foreign exchanges may be held in custody by a foreign branch of a domestic bank.

OPTIONS (ALGER SMALLCAP AND MIDCAP GROWTH, CAPITAL APPRECIATION AND HEALTH SCIENCES FUNDS)

Alger SmallCap and MidCap Growth Fund, Alger Capital Appreciation Fund and Alger Health Sciences Fund may purchase put and call options and sell (write) covered put and call options on securities and securities indexes to increase gain or to hedge against the risk of unfavorable price movements, although none of the

Funds currently intends to rely on these strategies extensively, if at all.

A call option on a security is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price during the option period. A put option on a security is a contract that, in return for the premium, gives the holder of the option the right to sell to the writer (seller) the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise at the exercise price during the option period.

A Fund will not sell options that are not covered. A call option written by a Fund on a security is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security as the call written where the exercise price of the call held is
(1) equal to or less than the exercise price of the call written or (2) greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Government securities or other high-grade, short-term obligations in a segregated account. A put option is "covered" if the Fund maintains cash or other high-grade, short-term obligations with a value equal to the exercise price in a segregated account, or else holds a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

If a Fund has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction. Similarly, if the Fund is the holder of an option it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that either a closing purchase or sale transaction can be effected when the Fund so desires.

The Fund would realize a profit from a closing transaction if the price of the transaction were less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund would realize a loss from a closing transaction if the price of the transaction were less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date.

An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event it might not be possible to effect closing transactions in particular options, so that the Fund would have to exercise its option in order to realize any profit and would incur brokerage commissions upon the exercise of the options. If the Fund, as a covered call option writer, were unable to effect a closing purchase transaction in a secondary market, it would not be able to sell the underlying security until the option expired or it delivered the underlying security upon exercise or otherwise covered the position.

In addition to options on securities, the listed Funds may also purchase and sell call and put options on securities indexes. A stock index reflects in a single number the market value of many different stocks. Relative values are assigned to the stocks included in an index and the index fluctuates with changes in the market values of the stocks. The options give the holder the right to receive a cash settlement during the term of the option based on the difference between the exercise price and the value of the index. By writing a put or call option on a securities index, the Fund is obligated, in return for the premium received, to make delivery of this amount. The Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. A Fund will not purchase these options unless Alger Management is satisfied with the development, depth and liquidity of the market and Alger Management believes the options can be closed out.

Price movements in a Fund's securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend, in part, on the ability of Alger Management to predict correctly movements in the direction of the stock market generally or of a particular industry. Because options on securities indexes require settlement in cash, Alger Management might be forced to liquidate Fund securities to meet settlement obligations.

Although Alger Management will attempt to take appropriate measures to minimize the risks relating to any trading by the Funds in put and call options, there can be no assurance that a Fund will succeed in any option trading program it undertakes.

STOCK INDEX FUTURES AND OPTIONS ON STOCK INDEX FUTURES (ALGER SMALLCAP AND MIDCAP GROWTH, CAPITAL APPRECIATION AND HEALTH SCIENCES FUNDS)

If a Fund utilizes these investments, it will do so only for hedging, not speculative, purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the net cash amount called for in the contract at a specific future time. Put options on futures might be purchased to protect against declines in the market values of securities occasioned by a decline in stock prices and securities index futures might be sold to protect against a general decline in the value of securities of the type that comprise the index. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver such position.

A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. While incidental to its securities activities, a Fund may use index futures as a substitute for a comparable market position in the underlying securities. No Fund has invested in index futures in the past.

If a Fund uses futures, or options thereon, for hedging, the risk of imperfect correlation will increase as the composition of the Fund varies from the composition of the stock index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures, the Fund may, if it uses a hedging strategy, buy or sell stock index futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the stock index futures has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely affect the Fund's net investment results if market movements are not as anticipated when the hedge is established.

An option on a stock index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract at a specified exercise price at any time prior to the expiration date of the option. A Fund would sell options on stock index futures contracts only as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions could be effected or that there would be correlation between price movements in the options on stock index futures and price movements in the Fund's securities which were the subject of the hedge. In addition, any purchase by a Fund of such options would be based upon predictions as to anticipated market trends, which could prove to be inaccurate.

A Fund's use, if any, of stock index futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only, if at all, for bona fide hedging, risk management or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon will require the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on stock index futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

A Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

BORROWING

All of the Funds may borrow from banks for temporary or emergency purposes. In addition, the Alger SmallCap and MidCap Growth Fund, Alger Capital Appreciation Fund and Alger Health Sciences Fund may borrow money from banks and use it to purchase additional securities. This borrowing is known as leveraging. Leverage increases both investment opportunity and investment risk. If the investment gains on securities purchased with borrowed money exceed the interest paid on the borrowing, the net asset value of the Fund's shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost (including interest) of borrowings, or if there are losses, the net asset value of the Fund's shares will decrease faster than would otherwise be the case. A Fund is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If such asset coverage should decline below 300% as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

PORTFOLIO DEPOSITARY RECEIPTS (ALGER SMALLCAP AND MIDCAP GROWTH AND HEALTH SCIENCES FUNDS)

To the extent otherwise consistent with their investment policies and applicable law, these Funds may invest in Portfolio Depositary Receipts, exchange-traded shares issued by investment companies, typically unit investment trusts, holding portfolios of common stocks designed to replicate and, therefore, track the performance of various broad securities indexes or sectors of such indexes. For example, the Funds may invest in Standard &Poor's Depositary Receipts (SPDRs), issued by a unit investment trust whose portfolio tracks the S&P 500 Composite Stock Price Index, or Standard &Poor's MidCap 400 Depositary Receipts (MidCap SPDRs), similarly linked to the S&P MidCap 400 Index.

INVESTMENT RESTRICTIONS

The investment restrictions numbered 1 through 13 below have been adopted by the Trust with respect to each of the Funds as fundamental policies, except as otherwise noted in this summary. Under the Act, a "fundamental" policy may not be changed without the vote of a "majority of the outstanding voting securities" of the Fund, which is defined in the Act as the lesser of (a) 67 percent or more of the shares present at a Fund meeting if the holders of more than 50 percent of the outstanding shares of the Fund are present or represented by proxy or (b) more than 50 percent of the outstanding shares. The Funds' investment objectives are fundamental policies. A fundamental policy affecting a particular Fund may not be changed without the vote of a majority of the outstanding voting securities of the affected Fund. Investment restrictions 14 through 18 may be changed by vote of a majority of the Board of Trustees at any time.

The investment policies adopted by the Trust prohibit each Fund, except as otherwise noted, from:

1. Purchasing the securities of any issuer, other than U.S. Government securities, if as a result more than five percent of the value of the Fund's total assets would be invested in the securities of the issuer, except that up to 25 percent of the value of the Fund's (other than Alger Money Market Fund's) total assets may be invested without regard to this limitation.

2. Purchasing more than 10 percent of the outstanding voting securities of any one issuer or more than 10 percent of the outstanding voting securities of any class of any one issuer. This limitation shall not apply to investments in U.S. Government securities.

3. Selling securities short or purchasing securities on margin, except that the Fund may obtain any short-term credit necessary for the clearance of purchases and sales of securities. These restrictions shall not apply to transactions involving selling securities "short against the box."

4. Borrowing money, except that (a) all Funds may borrow for temporary or emergency purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding 10 percent of the value of the Fund's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made; (b) Alger Money Market Fund and Alger Balanced Fund may engage in transactions in reverse repurchase agreements; and (c) Alger SmallCap and MidCap Growth Fund, Alger Capital Appreciation Fund and Alger Health Sciences Fund may borrow from banks for investment purposes in order to leverage (see "Borrowing" above). Whenever borrowings described in (a) exceed five percent of the value of the Fund's total assets, the Fund will not make any additional investments. Immediately after any borrowing, including reverse repurchase agreements, the Fund will maintain asset coverage of not less than 300 percent with respect to all borrowings.

5. Pledging, hypothecating, mortgaging or otherwise encumbering more than 10 percent of the value of the Fund's total assets except in connection with borrowings as noted in 4(c) above. These restrictions shall not apply to transactions involving reverse repurchase agreements or the purchase of securities subject to firm commitment agreements or on a when-issued basis.

6. Issuing senior securities, except in connection with borrowings permitted under restriction 4.

7. Underwriting the securities of other issuers, except insofar as the Fund may be deemed to be an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

8. Making loans to others, except through purchasing qualified debt obligations, lending portfolio securities or entering into repurchase agreements.

9. Investing in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange, except that Alger SmallCap and MidCap Growth Fund and Alger Health Sciences Fund may invest in other investment companies to the extent permitted by applicable law.

10. Purchasing any securities that would cause more than 25 percent of the value of the Fund's total assets to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that (a) there shall be no limit on the purchase of U.S. Government securities,
(b) there shall be no limit on the purchase by Alger Money Market Fund of obligations issued by bank and thrift institutions described in the Prospectus and this Statement of Additional Information and (c) Alger Health Sciences Fund will invest in the securities of issuers in the health sciences sector, and the group of industries that make up the health sciences sector, without limit, as contemplated by its investment strategy.

11. Investing in commodities, except that Alger SmallCap and MidCap Growth Fund, Alger Capital Appreciation Fund and Alger Health Sciences Fund may purchase or sell stock index futures contracts and related options thereon if, thereafter, no more than 5 percent of the Fund's total assets are invested in margin and premiums.

12. Investing more than 10 percent (15 percent in the case of Alger SmallCap and MidCap Growth Fund, Alger Capital Appreciation Fund and Alger Health Sciences
Fund) of its net assets in securities which are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. However, securities with legal or contractual restrictions on resale may be purchased by Alger Money Market Fund if they are determined to be liquid, and such purchases would not be subject to the 10 percent limit stated above. The Board of Trustees will in good faith determine the specific types of securities deemed to be liquid and the value of such securities held in Alger Money Market Fund. Alger Money Market Fund will not purchase time deposits maturing in more than seven calendar days and will limit to no more than 10 percent of its assets its investment in time deposits maturing in excess of two business days, together with all other illiquid securities.

13. Purchasing or selling real estate or real estate limited partnerships, except that the Fund may purchase and sell securities secured by real estate, mortgages or interests therein and securities that are issued by companies that invest or deal in real estate.

14. Writing or selling puts, calls, straddles, spreads or combinations thereof, except that Alger SmallCap and MidCap Growth Fund, Alger Capital Appreciation Fund and Alger Health Sciences Fund may buy and sell (write) options.

15. Investing in oil, gas or other mineral exploration or development programs, except that the Fund may invest in the securities of companies that invest in or sponsor those programs.

16. Making investments for the purpose of exercising control or management.

17. Investing in warrants, except that the Fund may invest in warrants if, as a result, the investments (valued at the lower of cost or market) would not exceed five percent of the value of the Fund's net assets, of which not more than two percent of the Fund's net assets may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the Fund as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

18. Purchasing or retaining the securities of any issuer if, to the knowledge of the Trust, any of the officers, directors or trustees of the Trust or Alger Management individually owns more than .5 percent of the outstanding securities of the issuer and together they own beneficially more than five percent of the securities.

Shares of Alger LargeCap Growth Fund, Alger SmallCap Growth Fund and Alger MidCap Growth Fund are registered for sale in Germany. As long as Alger LargeCap Growth Fund, Alger SmallCap Growth Fund and Alger MidCap Growth Fund are registered in Germany, these Funds may not without prior approval of their shareholders:

a. Invest in the securities of any other domestic or foreign investment company or investment fund except in connection with a plan of merger or consolidation with or acquisition of substantially all the assets of such other investment company or investment fund;

b. Purchase or sell real estate or any interest therein, and real estate mortgage loans, except that the Funds may invest in securities of corporate or governmental entities secured by real estate or marketable interests therein or securities issued by companies (other than real estate limited partnerships, real estate investment trusts and real estate funds) that invest in real estate or interests therein;

c. Borrow money, except for temporary or emergency (but not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding 10 percent of the value of the Fund's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made;

d. Pledge, hypothecate, mortgage or otherwise encumber their assets except to secure indebtedness permitted under section c.;

e.   Purchase securities on margin or make short sales; or

f.   Redeem their securities in kind.

These Funds will comply with the more restrictive policies required by the German regulatory authorities, as stated above, as long as such Funds are registered in Germany.

Except in the case of the 300 percent limitation set forth in Investment Restriction No. 4 and as may be stated otherwise, the percentage limitations contained in the foregoing restrictions and in the Funds' other investment policies apply at the time of the purchase of the securities and a later increase or decrease in percentage resulting from a change in the values of the securities or in the amount of the Fund's assets will not constitute a violation of the restriction.

FUND TRANSACTIONS

Decisions to buy and sell securities and other financial instruments for a Fund are made by Alger Management, which also is responsible for placing these transactions, subject to the overall review of the Trust's Board of Trustees. Although investment requirements for each Fund are reviewed independently from those of the other accounts managed by Alger Management and those of the other Funds, investments of the type the Funds may make may also be made by these other accounts or Funds. When a Fund and one or more other Funds or accounts managed by Alger Management are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by Alger Management to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by a Fund or the size of the position obtained or disposed of by a Fund.

Transactions in equity securities are in many cases effected on U. S. stock exchanges and involve the payment of negotiated brokerage commissions. There may be no stated commission in the case of securities traded in the over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. Purchases and sales of money market instruments and debt securities usually are principal trans-actions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U. S. Government securities are generally purchased from underwriters or dealers, although certain newly-issued
U. S. Government securities may be purchased directly from the U. S. Treasury or from the issuing agency or instrumentality.

To the extent consistent with applicable provisions of the Act and the rules and exemptions adopted by the SEC thereunder, as well as other regulatory requirements, the Trust's Board of Trustees has determined that Fund transactions will generally be executed through Fred Alger & Company, Incorporated ("Alger Inc."), a registered broker-dealer, if, in the judgment of Alger Management, the use of Alger Inc. is likely to result in price and execution at least as favorable as those of other qualified broker-dealers and if, in particular transactions, Alger Inc. charges the Fund involved a rate consistent with that charged to comparable unaffiliated customers in similar transactions. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. Principal transactions are not entered into with affiliates of the Fund except pursuant to exemptive rules or orders adopted by the SEC.

In selecting brokers or dealers to execute portfolio transactions on behalf of a Fund, Alger Management seeks the best overall terms available. In assessing the best overall terms available for any transaction, Alger Management will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, Alger Management is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services, as those terms are defined in section 28(e) of the Securities Exchange Act of 1934, as amended, provided to the Fund involved, the other Funds and/or other accounts over which Alger Management or its affiliates exercise investment discretion. Alger Management's fees under its agreements with the Funds are not reduced by reason of its receiving brokerage and research service. The Board of Trustees will periodically review the commissions paid by the Funds to determine if the commissions paid over representative periods of time are reasonable in relation to the benefits inuring to the Funds. During the fiscal years ended October 31, 2001, 2002 and 2003 the Fund paid an aggregate of approximately $6,104,818, $15,195,123 and $14,979,156 in brokerage commissions, of which approximately $6,103,255, $10,589,631 and $8,851,245, respectively, was paid to Alger Inc. The commissions paid to Alger Inc. during the fiscal year ended October 31, 2003 constituted 59% of the aggregate brokerage commissions paid by the Funds; during that year, 66% of the aggregate dollar amount of transactions by the Funds involving the payment of brokerage commissions was effected through Alger Inc. Alger Inc. does not engage in principal transactions with the Funds and, accordingly, received no compensation in connection with securities purchased or sold in that manner, which include securities traded in the over-the-counter markets, money market investments and most debt securities. Aggregate brokerage commissions paid during the fiscal years ended October 31, 2002 and 2003 significantly exceeded those paid in the prior year due to higher portfolio turnover and the payment of commissions in over-the-counter transactions that would previously have been executed on a principal basis. During the fiscal year ended October 31, 2003, $222,170,757 in portfolio transactions, incurring $599,117 in commissions, was allocated to brokers who supplied research to the Fund or Alger Management.

NET ASSET VALUE

The price of one share of a class is based on its "net asset value." The net asset value is computed by adding the value of the Fund's investments plus cash and other assets allocable to the class, deducting applicable liabilities and then dividing the result by the number of its shares outstanding. The net asset value of a share of a given class may differ from that of one or more other classes. Net asset value is calculated as of the close of business (normally 4:00 p.m. Eastern time) or, for Alger Money Market Fund, as of 12:00 noon Eastern time on each day the New York Stock Exchange ("NYSE") is open.

Purchases for Alger Money Market Fund will be processed at the net asset value calculated after your order is received and accepted. If your purchase is made by wire and is received by 12:00 noon Eastern time, your account will be credited and begin earning dividends on the day of receipt. If your wire purchase is received after 12:00 noon Eastern time, it will be credited and begin earning dividends the next business day. Exchanges are credited the day the request is received by mail or telephone, and begin earning dividends the next business day. If your purchase is made by check, and received by the close of business of the NYSE (normally 4:00 p.m. Eastern time), it will be credited and begin earning dividends the next business day.

Purchases for the other Funds will be based upon the next net asset value calculated for each class after your order is received and accepted. If your purchase is made by check, wire or exchange and is received by the close of business of the NYSE (normally 4:00 p.m. Eastern time), your account will be credited on the day of receipt. If your purchase is received after such time, it will be credited the next business day.

The NYSE is generally open on each Monday through Friday, except New Year's Day, Martin Luther King, Jr. Day, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.

The assets of the Funds other than Alger Money Market Fund are generally valued on the basis of market quotations. Securities whose principal market is on an exchange or in the over-the-counter market are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Bonds and other fixed-income securities may be valued on the basis of prices provided by a pricing service when the Trust's Board of Trustees believes that these prices reflect the fair market value of the securities. Other investments and other assets, including restricted securities and securities for which market quotations are not readily available, are valued at fair value under procedures approved by the Board of Trustees. Short-term securities with maturities of 60 days or less are valued at amortized cost, as described below, which constitutes fair value as determined by the Board of Trustees.

The valuation of the securities held by Alger Money Market Fund, as well as money market instruments with maturities of 60 days or less held by the other Funds, is based on their amortized cost which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

Alger Money Market Fund's use of the amortized cost method of valuing its securities is permitted by a rule adopted by the SEC. Under this rule, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of less than 397 days, as determined in accordance with the provisions of the rule, and invest only in securities determined by Alger Management, acting under the supervision of the Trust's Board of Trustees, to be of high quality with minimal credit risks.

Pursuant to the rule, the Board of Trustees also has established procedures designed to stabilize, to the extent reasonably possible, Alger Money Market Fund's price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of the Fund's holdings by the Board of Trustees, at such intervals as it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost.

The rule also provides that the extent of any deviation between the Fund's net asset value based on available market quotations or market equivalents and $1.00 per share net asset value based on amortized cost must be examined by the Board of Trustees. In the event the Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule the Board of Trustees must cause the Fund to take such corrective action as the Board of Trustees regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or paying distributions from capital or capital gains, redeeming shares in kind or establishing net asset value per share by using available market quotations.

CLASSES OF SHARES

As described in the  Prospectus,  the equity Funds have three classes of shares:
Class A Shares, which are gen-
erally subject to a front-end load, and Class B and Class C Shares, which are generally subject to a back-end load.

CLASS A SHARES

From time to time, Alger Inc. may reallow to brokers or financial intermediaries all or substantially all of the initial sales charge. To the extent that it does so, such persons may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

CONVERSION OF CLASS B AND CLASS C SHARES

Class B Shares, and Class C Shares purchased prior to August 1, 2000, will automatically convert to Class A Shares eight and twelve years, respectively, after the end of the calendar month in which the order to purchase was accepted and will thereafter not be subject to the original Class' Rule 12b-1 fees. Class C Shares purchased on or after August 1, 2000 will not be eligible for conversion to Class A Shares after twelve years. The conversion will be completed on the basis of the relative net asset values per share without the imposition of any sales charge, fee or other charge. At conversion, a proportionate amount of shares representing reinvested dividends and reinvested capital gains will also be converted into Class A Shares. Because Alger Money Market Fund is not subject to any distribution fees, the running of the applicable conversion period is suspended for any period of time in which shares received in exchange for Class B or Class C Shares are held in that Fund.

The conversion of Class B Shares and Class C Shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of shares does not constitute a taxable event under Federal income tax laws. The conversion of Class B and Class C Shares may be suspended if such an opinion is no longer available.

Conversion from one class to another is not subject to the Funds' redemption fee.

PURCHASES

Shares of the Funds are offered continuously by the Trust and are distributed on a best efforts basis by Alger Inc. as principal underwriter for the Funds pursuant to distribution agreements (the "Distribution Agreements"). Under the Distribution Agreements, Alger Inc. bears all selling expenses, including the costs of advertising and of printing prospectuses and distributing them to prospective shareholders. Each of the officers of the Trust is an "affiliated person," as defined in the Act, of the Fund and of Alger Inc.

The Funds do not accept cash or cash alternatives for share purchases. Third-party checks will not be honored except in the case of employer-sponsored retirement plans. You will be charged a fee for any check returned by your bank.

Investors may exchange stock of companies acceptable to Alger Management for shares of the Funds with a minimum of 100 shares of each company generally being required. The Trust believes such exchange provides a means by which holders of certain securities may invest in the Funds without the expense of selling the securities in the open market. The investor should furnish, either in writing or by telephone, to Alger Management a list with a full and exact description of all securities proposed for exchange. Alger Management will then notify the investor as to whether the securities are acceptable and, if so, will send a letter of transmittal to be completed and signed by the investor. Alger Management has the right to reject all or any part of the securities offered for exchange. The securities must then be sent in proper form for transfer with the letter of transmittal to the Custodian of the Fund's assets. The investor must certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. Upon receipt by the Custodian the securities will be valued as of the close of business on the day of receipt in the same manner as the Fund's securities are valued each day. Shares of the Fund having an equal net asset as of the close of the same day will be registered in the investor's name. Applicable sales charges, if any, will apply, but there is no charge for making the exchange and no brokerage commission on the securities accepted, although applicable stock transfer taxes, if any, may be deducted. The exchange of securities by the investor pursuant to this offer may constitute a taxable transaction and may result in a gain or loss for federal income tax purposes. The tax treatment experienced by investors may vary depending upon individual circumstances. Each investor should consult a tax adviser to determine federal, state and local tax consequences.

CONFIRMATIONS AND ACCOUNT STATEMENTS

All of your transactions through the Transfer Agent, Alger Shareholder Services, Inc., will be confirmed on separate written transaction confirmations and on periodic account statements. You should promptly and carefully review the transaction confirmations and periodic statements provided to you and notify the Transfer Agent in writing of any discrepancy or unauthorized account activity. Any information contained on transaction confirmations and account statements will be conclusive unless you notify the Transfer Agent of an apparent discrepancy or unauthorized account activity within ten (10) business days after the information is transmitted to you.

DISTRIBUTION PLANS

As stated in the Prospectus, in connection with the distribution activities of Alger Inc. in respect of the Funds' Class B and Class C Shares, respectively, the Trust has adopted two Distribution Plans (the "Plans") pursuant to Rule 12b-1 under the Act, one for each class. In each case, the Rule 12b-1 fee, sometimes described as an "asset-based sales charge," allows investors to buy shares with little or no initial sales charge while allowing Alger Inc. to compensate dealers that sell Class B or Class C Shares of the Funds. Typically, Alger Inc., in its discretion or pursuant to dealer agreements, pays sales commissions of up to 4% (up to 5% for non-U.S. dealers) of the amount invested in Class B Shares, up to 1% of the amount invested in Class C Shares, and pays the asset-based sales charge as an ongoing commission to dealers on Class C Shares that have been outstanding for more than a year. For Class B Shares, Alger Inc. retains the asset-based sales charge to recoup the sales commissions and other sales-related expenses its pays. For Class C Shares, the asset-based sales charge is retained by Alger Inc. in the first year after purchase; in subsequent years, all or a portion of it typically is paid to the dealers who sold the Class C Shares. In some cases, the selling dealer is Alger Inc.

The Class B Plan is a "reimbursement" plan under which Alger Inc. is reimbursed for its actual distribution expenses. Any contingent deferred sales charges ("CDSCs") on Class B Shares received by Alger Inc. will reduce the amount to be reimbursed under the Class B Plan. Under the Class B Plan, any excess distribution expenses may be carried forward, with interest, and reimbursed in future years. At October 31, 2003, the following approximate amounts were carried forward under the Class B Plan: Alger SmallCap Growth Fund--$15,450,000 (8.9% of net assets); Alger MidCap Growth Fund--$8,176,000 (1.3% of net assets); Alger LargeCap Growth Fund--$18,622,000 (3.3% of net assets); Alger Balanced Fund--$4,822,000 (1.8% of net assets); Alger Capital Appreciation Fund--$23,186,000 (4.7% of net assets); Alger Health Sciences Fund--$55,000 (0.4% of net assets); and Alger SmallCap and MidCap Growth Fund--$21,000 (0.2% of net assets).

Reimbursable distribution expenses covered under the Class B Plan may include payments made to and expenses of persons who are engaged in, or provide support services in connection with, the distribution of the class' shares, such as answering routine telephone inquiries for prospective shareholders; compensation in the form of sales concessions and continuing compensation paid to securities dealers whose customers hold shares of the class; costs related to the formulation and implementation of marketing and promotional activities, including direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; costs of printing and distributing prospectuses and reports to prospective shareholders of the class; costs involved in preparing, printing and distributing sales literature for the class; and costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities on behalf of the class that the Fund deems advisable.

Historically, distribution expenses incurred by Alger Inc. have exceeded the Class B assets available for reimbursement under the Plan; it is possible that in the future the converse may be true. Distribution expenses incurred in a year in respect of Class B Shares of a Fund in excess of CDSCs received by Alger Inc. relating to redemptions of shares of the class during that year and .75 percent of the class' average daily net assets may be carried forward and sought to be reimbursed in future years. Interest at the prevailing broker loan rate may be charged to the applicable Fund's Class B Shares on any expenses carried forward and those expenses and interest will be reflected as current expenses on the Fund's statement of operations for the year in which the amounts become accounting liabilities, which is anticipated to be the year in which these amounts are actually paid. Although the Trust's Board of Trustees may change this policy, it is currently anticipated that payments under the Plan in a year will be applied first to distribution expenses incurred in that year and then, up to the maximum amount permitted under the Plan, to previously incurred but unreimbursed expenses carried forward plus interest thereon.

The Plan for Class C Shares annually pays a flat percentage (up to .75 percent) of the class' average daily net assets to Alger Inc., regardless of whether the associated distribution expenses incurred are higher or lower than the fee. No excess distribution expense shall be carried forward to subsequent years under this Plan. Distribution services for which Alger Inc. is compensated under the Class C Plan may include, but are not limited to, organizing and conducting sales seminars, advertising programs, payment of finders' fees, printing of prospectuses and statements of additional information and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature, overhead, supplemental payments to dealers and other institutions as asset-based sales charges or as payments of commissions or service fees, and the costs of administering the Plan.

Alger Inc. has acknowledged that payments under the Plans are subject to the approval of the Board of Trustees and that no Fund is contractually obligated to make payments in any amount or at any time, including payments in reimbursement of Alger Inc. for expenses and interest thereon incurred in a prior year.

Under their terms, the Plans remain in effect from year to year, provided such continuation is approved in each case annually by vote of the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan ("Independent Trustees"). A Plan may not be amended to increase materially the amount to be spent for the services provided by Alger Inc. without the approval of shareholders of the applicable class, and all material amendments of a Plan must be approved by the Trustees in the manner described above. A Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees or, with respect to the Class B or Class C Shares of any Fund to which a Plan relates, by a vote of a majority of the outstanding voting securities of the class, on not more than 30 days' written notice to any other party to the Plan. If a Plan is terminated, or not renewed with respect to any one or more Funds, it may continue in effect with respect to the Class B or Class C Shares of any Fund as to which it has not been terminated, or has been renewed. Alger Inc. will provide to the Board of Trustees quarterly reports of amounts expended under each Plan and the purpose for which such expenditures were made. During the fiscal year ended October 31, 2003, the Fund reimbursed approximately $8,510,000 to Alger Inc. as the Fund's underwriter, under the provisions of the Class B Shares' Plan. Alger Inc.'s selling expenses during that period totaled $9,806,000, which consisted of $434,000 in printing and mailing of prospectuses and other sales literature to prospective investors; $715,000 in advertising; $3,376,000 in compensation to dealers; $2,891,000 in compensation to sales personnel; $179,000 in other marketing expenses; and $2,211,000 in interest, carrying or other financing charges. If in any month, the costs incurred by Alger Inc. are in excess of the distribution expenses charged to Class B Shares of a Fund, the excess may be carried forward, with interest, and sought to be paid in future periods. During the fiscal year ended October 31, 2003, the Fund paid approximately $1,374,000 to Alger Inc. under the provisions of the Class C Shares' Plan.

The Trust has not adopted a Distribution Plan for the Money Market Fund; however, Alger Inc. or the Fund's investment adviser, Fred Alger Management, Inc. may, from its own resources without reimbursement by the Fund, compensate dealers that have sold shares of the Fund.

SHAREHOLDER SERVICING AGREEMENT

Payments under the Shareholder Servicing Agreement are not tied exclusively to the shareholder servicing expenses actually incurred by Alger Inc. and the payments may exceed expenses actually incurred by Alger Inc. The Board of Trustees evaluates the appropriateness of the Shareholder Servicing Agreement and its payment terms on a continuing basis and in doing so considers all relevant factors, including expenses borne by Alger Inc. and the amounts it receives under the Shareholder Servicing Agreement. During the fiscal year ended October 31, 2003, the Funds paid approximately $4,775,000 to Alger Inc. under the Shareholder Servicing Agreement.

EXPENSES OF THE FUNDS

Each Fund will bear its own expenses. Operating expenses for each Fund generally consist of all costs not specifically borne by Alger Management, including investment management fees, fees for necessary professional and brokerage services, costs of regulatory compliance and costs associated with maintaining legal existence and shareholder relations. In addition, Class B and Class C of each Fund other than Alger Money Market Fund may pay Alger Inc. for expenses incurred in distributing shares of that class and each such Fund may compensate Alger Inc. for servicing shareholder accounts. Trustwide expenses not identifiable to any particular Fund or class will be allocated in a manner deemed fair and equitable by the Board of Trustees. From time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of one or more of the Funds while retaining the ability to be paid by the applicable Fund for such amounts prior to the end of the fiscal year. This will have the effect of lowering the applicable Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be.

PURCHASES THROUGH PROCESSING ORGANIZATIONS

You can purchase and redeem shares through a "Processing Organization," which is a broker-dealer, bank or other financial institution that purchases shares of one or more Funds for its clients or customers. The Trust may authorize a
Processing Organization to receive, or to designate other financial organizations to receive, purchase and redemption orders on a Fund's behalf. In that case, the Fund will be deemed to have received an order when the Processing Organization or its intermediary receives it in proper form, and the order will be processed based on the net asset value of the Fund next calculated after the order is received in proper form by the Processing Organization or its designee.

When shares are purchased this way, the Processing Organization, rather than its customer, may be the shareholder of record of the shares. The minimum initial and subsequent investments in classes of the Funds for shareholders who invest through a Processing Organization will be set by the Processing Organization. Processing Organizations may charge their customers a fee in connection with services offered to customers, and will provide their customers with specific information regarding such fees.

TELEPURCHASE PRIVILEGE

The price the shareholder will receive will be the price next computed after Alger Shareholder Services, Inc. ("Services" or the "Transfer Agent") receives the investment from the shareholder's bank, which is normally one banking day. While there is no charge to shareholders for this service, a fee will be deducted from a shareholder's Fund account in case of insufficient funds. This privilege may be terminated at any time without charge or penalty by the shareholder, the Trust, the Transfer Agent or Alger Inc. Class A Share purchases will remain subject to the initial sales charge.

AUTOMATIC INVESTMENT PLAN

While there is no charge to shareholders for this service, a fee will be deducted from a shareholder's Fund account in the case of insufficient funds. A shareholder's Automatic Investment Plan may be terminated at any time without charge or penalty by the shareholder, the Trust, the Transfer Agent or Alger Inc. Transfers from your bank account to a Trust-sponsored retirement account are considered current-year contributions. If the fifteenth day of the month falls on a weekend or a NYSE holiday, the purchase will be made on the next business day. Class A Share purchases will remain subject to the initial sales charge.

AUTOMATIC EXCHANGE PLAN

The Trust also offers an Automatic Exchange Plan which permits you to exchange a specified amount from your Alger Money Market Fund account into one or more of the other Funds on or about the fifteenth day of the month. The minimum monthly exchange amount is $50 per Fund (prior to June 1, 2004, $25).

There is no charge to shareholders for this service. A shareholder's Automatic Exchange Plan may be terminated at any time without charge or penalty by the shareholder, the Trust, the Transfer Agent or Alger Inc. If the automatic exchange amount exceeds the Alger Money Market Fund balance, any remaining balance in Alger Money Market Fund will be exchanged. Shares held in certificate form are not eligible for this service. Class A Share purchases will remain subject to the initial sales charge.

RIGHT OF ACCUMULATION (CLASS A SHARES)

Class A Shares of the Fund may be purchased by "any person" (which includes an individual, his or her spouse and children, or a trustee or other fiduciary of a single trust, estate or single fiduciary account) at a reduced sales charge as determined by aggregating the dollar amount of the new purchase and the current value (at offering price) of all Class A, Class B, and/or Class C Shares of the Funds, other than shares of the Money Market Fund, then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

LETTER OF INTENT (CLASS A SHARES)

A Letter of Intent ("LOI") contemplating aggregate purchases of $25,000 or more provides an opportunity for an investor to obtain a reduced Class A sales charge by aggregating investments over a 13-month period, provided that the investor refers to such LOI when placing orders. For purposes of a LOI, the "Purchase Amount" as referred to in the sales charge table in the Prospectus includes purchases by "any person" (as defined above) of all Class A, Class B, and/or Class C Shares of the Funds, other than the Money Market Fund, offered with a sales charge over the following 13 months. An alternative is to compute the 13-month period starting up to 90 days before the date of execution of the LOI.

Purchases made by reinvestment of dividends or distributions of capital gains do not count towards satisfying the amount of the LOI. In determining the total amount of purchases made under the LOI, shares redeemed by the investor prior to termination of the LOI period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the LOI when placing any purchase orders for the investor during the LOI period. Death or disability of the shareholder will not terminate the LOI.

The minimum initial investment under the LOI is 5% of the total LOI amount. Each investment in Class A Shares made during the period receives the reduced sales charge applicable to the total amount of the investment goal. Shares purchased with the first 5% of the total LOI amount will be held in escrow by the Transfer Agent to assure any necessary payment of a higher applicable sales charge if the investment goal is not met. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed.

REDEMPTIONS

Effective June 1, 2004, you may incur a 2% redemption fee if you redeem shares of any Fund other than the Money Market Fund within 30 days of having acquired them. Shareholders claiming waivers of the redemption fee must assert their status at the time of redemption.

The right of redemption of shares of a Fund may be suspended or the date of payment postponed for more than seven days (a) for any periods during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of the Fund's investments or determination of its net asset values not reasonably practicable or (c) for such other periods as the SEC by order may permit for protection of the Fund's shareholders.

No interest will accrue on amounts represented by uncashed distribution or redemption checks.

CHECK REDEMPTION PRIVILEGE (ALGER MONEY MARKET FUND)

You may redeem shares in your Alger Money Market Fund account by writing a check for at least $500. Dividends are earned until the check clears. If you mark the appropriate box on the New Account Application and sign the signature card, the Fund will send you redemption checks. There is no charge for this privilege.

Your redemption may be increased to cover any applicable CDSC (see "Contingent Deferred Sales Charge"). If your account is not adequate to cover the amount of your check and any applicable CDSC, the check will be returned marked "insufficient funds." As a result, checks should not be used to close an account. Shares held in any Alger retirement plan and shares issued in certificate form are not eligible for this service.

Unless investors elect otherwise, checks drawn on jointly-owned accounts will be honored with the signature of either of the joint owners. Shareholders should be aware that use of the check redemption procedure does not give rise to a banking relationship between the shareholder and the Transfer Agent, which will be acting solely as transfer agent for the Fund; nor does it create a banking relationship between the shareholder and the Trust. When a check is presented to the Transfer Agent for payment, the Transfer Agent, as the investor's agent, will cause the Trust to redeem a sufficient number of shares from the investor's account to cover the amount of the check.

The check redemption privilege may be modified or terminated at any time by the Trust or by the Transfer Agent.

TELEPHONE  REDEMPTIONS

You automatically have the ability to make redemptions by telephone unless you refuse the telephone redemption privilege. To sell shares by telephone, please call (800) 992-3863. If your redemption request is received before 12:00 noon Eastern time for Alger Money Market Fund, your redemption proceeds will generally be mailed on the next business day. Redemption requests for Funds other than Alger Money Market Fund received prior to the close of business of the NYSE (normally 4:00 p.m. Eastern time) will generally be mailed on the next business day. Requests received after 12:00 noon Eastern time for Alger Money Market Fund will generally be mailed on the business day following the next business day. Shares held in any Alger retirement plan and shares issued in certificate form are not eligible for this service.

Redemption proceeds are mailed to the address of record. Any request for redemption proceeds to be sent to the address of record must be in writing with the signature(s) guaranteed if made within 60 days of changing your address. Redemption requests made before 12:00 noon Eastern time for Alger Money Market Fund will not receive a dividend for that day.

The Trust, the Transfer Agent and their affiliates are not liable for acting in good faith on telephone instructions relating to your account, so long as they follow reasonable procedures to determine that the telephone instructions are genuine. Such procedures may include recording the telephone calls and requiring some form of personal identification. You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement.

REDEMPTIONS IN KIND

Payment for shares tendered for redemption is ordinarily made in cash. However, if the Board of Trustees of the Trust determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the fund, in lieu of cash, in conformity with applicable rules of the SEC. The trust has elected to be governed by Rule 18f-1 under the act, pursuant to which a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities used to make redemptions in kind will be the same as the method the Fund uses to value its portfolio securities and such valuation will be made as of the time the redemption price is determined.

CONTINGENT DEFERRED SALES CHARGE

No CDSC is imposed on the redemption of shares of Alger Money Market Fund, except that shares of the Fund acquired in exchange for shares of the other Funds will bear any CDSC that would apply to the exchanged shares.

With respect to Class B Shares, there is no initial sales charge on purchases of shares of any Fund, but a CDSC may be charged on certain redemptions. The CDSC is imposed on any redemption that causes the current value of your account in the Class B shares of the Fund to fall below the amount of purchase payments made during a six-year holding period.

Certain Class A Shares also are subject to a CDSC. Those Class A Shares purchased in an amount of $1 million or more which have not been subject to the class' initial sales charge and which have not been held for a full year are subject to a CDSC of 1% at the time of redemption.

Class C Shares are subject to a CDSC of 1% if redeemed within one year of purchase.

For purposes of the CDSC, it is assumed that the shares of the Fund from which the redemption is made are the shares of that Fund which result in the lowest charge, if any.

Redemptions of shares of each of the Funds are deemed to be made first from amounts, if any, to which a CDSC does not apply. There is no CDSC on redemptions of (i) shares that represent appreciation on your original investment, or (ii) shares purchased through reinvestment of dividends and capital gains. Since no charge is imposed on shares purchased and retained in Alger Money Market Fund, you may wish to consider redeeming those shares, if any, before redeeming shares that are subject to a CDSC.

WAIVERS OF SALES CHARGES

No initial sales charge (Class A) or CDSC (Classes A, B or C) is imposed on purchases or redemptions (1) by (i) employees of Alger Inc. and its affiliates,
(ii) IRAs, Keogh Plans and employee benefit plans for those employees and (iii) spouses, children, siblings and parents of those employees and trusts of which those individuals are beneficiaries, as long as orders for the shares on behalf of those individuals and trusts were placed by the employees; (2) by (i) accounts managed by investment advisory affiliates of Alger Inc. that are registered under the Investment Advisers Act of 1940, as amended, (ii) employees, participants and beneficiaries of those accounts, (iii) IRAs, Keogh
Plans and employee benefit plans for those employees, participants and beneficiaries and (iv) spouses and minor children of those employees, participants and beneficiaries as long as orders for the shares were placed by the employees, participants and beneficiaries; (3) by directors or trustees of any investment company for which Alger Inc. or any of its affiliates serves as investment adviser or distributor; (4) of shares held through defined contribution plans as defined by the Employee Retirement Income Security Act of 1974, as amended, ("ERISA"); (5) by an investment company registered under the 1940 Act in connection with the combination of the investment company with the Fund by merger, acquisition of assets or by any other transaction; (6) by registered investment advisers for their own accounts; (7) on behalf of their clients by registered investment advisers, banks, trust companies and other financial institutions, including broker-dealers with which either the Fund or Alger Inc. has entered into agreements contemplating the waiver of such charges;
(8) by a

Processing Organization, as shareholder of record on behalf of (i) investment advisers or financial planners trading for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services and clients of such investment advisers or financial planners trading for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the Processing Organization, and (ii) retirement and deferred compensation plans and trusts used to fund those plans; (9) by registered representatives of broker-dealers which have entered into Selected Dealer Agreements with Alger Inc., and their spouses, children, siblings and parents; and (10) by children or spouses of individuals who died in the terrorist attacks of September 11, 2001.

Investors purchasing Class A Shares subject to one of the foregoing waivers are required to claim and substantiate their eligibility for the waiver at the time of purchase. It is also the responsibility of shareholders redeeming shares otherwise subject to a CDSC but qualifying for a waiver of the charge to assert this status at the time of redemption. Information regarding these procedures is available by contacting the Funds at (800) 992-3863.

CERTAIN WAIVERS OF THE CONTINGENT DEFERRED SALES CHARGE

Any CDSC which otherwise would be imposed on redemptions of Fund shares will be waived in certain instances, including (a) redemptions of shares held at the time a shareholder becomes disabled or dies, including the shares of a shareholder who owns the shares with his or her spouse as joint tenants with right of survivorship, provided that the redemption is requested within one year after the death or initial determination of disability, (b) redemptions in connection with the following retirement plan distributions: (i) lump-sum or other distributions from a qualified corporate or Keogh retirement plan following retirement, termination of employment, death or disability (or in the case of a five percent owner of the employer maintaining the plan, following attainment of age 70l/2); (ii) required distributions from an Individual Retirement Account ("IRA") following the attainment of age 70 l/2 or from a custodial account under Section 403(b)(7) of the Internal Revenue Code of 1986, as amended, following the later of retirement or attainment of age 70 l/2; and
(iii) a tax-free return of an excess contribution to an IRA, (c) systematic withdrawal payments, and (d) redemptions by the Trust of Fund shares whose value has fallen below the minimum initial investment amount. For purposes of the waiver described in (a) above, a person will be deemed "disabled" if the person is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment that can be expected to result in death or to be of long-continued and indefinite duration.

Shareholders claiming a waiver must assert their status at the time of redemption.

REINSTATEMENT PRIVILEGE

A shareholder who has redeemed shares in a Fund may reinvest all or part of the redemption proceeds in the Fund without an initial sales charge and receive a credit for any CDSC paid on the redemption, provided the reinvestment is made within 30 days after the redemption. Reinvestment will be at the net asset value of the Fund next determined upon receipt of the proceeds and letter requesting this privilege be exercised, subject to confirmation of the shareholder's status or holdings, as the case may be. You will also receive a pro rata credit for any CDSC imposed. This reinstatement privilege may be exercised only once by a shareholder. Reinstatement will not alter any capital gains tax payable on the redemption and a loss may not be allowed for tax purposes.

SYSTEMATIC WITHDRAWAL PLAN

A systematic withdrawal plan (the "Withdrawal Plan") is available to shareholders who own shares of a Fund with a value exceeding $10,000 and who wish to receive specific amounts of cash periodically. Withdrawals of at least $50 monthly (but no more than one percent of the value of a shareholder's shares in the Fund) may be made under the Withdrawal Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment. To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the Fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a Fund.

Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificated form must deposit their share certificates of the Fund from which withdrawals will be made with the Transfer Agent, as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are automatically reinvested at net asset value in additional shares of the Fund involved. For additional information regarding the Withdrawal Plan, contact the Funds.

SIGNATURE GUARANTEES

The Transfer Agent has adopted standards and procedures pursuant to which Medallion Signature Guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, and national securities exchanges, that are participants in the New York Stock Exchange Medallion Signature Program (MSP), the Securities Transfer Agents Medallion Program (STAMP), and the Stock Exchanges Medallion Program (SEMP).

EXCHANGES AND CONVERSIONS

IN GENERAL

Except as limited below, shareholders may exchange some or all of their shares for shares of another portfolio. However, effective June 1, 2004 you may incur a 2% redemption fee if you exchange shares of any Fund other than the Money Market Fund within 30 days of having acquired them. One class of shares may not be exchanged for another class of shares. Alger Money Market Fund shares acquired by direct purchase may be exchanged for Class A, B or C Shares of another Fund; however, any applicable sales charge will apply to the shares acquired, depending upon their class. Shares of Alger Money Market Fund acquired by exchange rather than by direct purchase may be exchanged for shares of another Fund, but only for shares of the same class as those originally exchanged for Alger Money Market Fund shares. Once an initial sales charge has been imposed on a purchase of Class A Shares, no additional charge is imposed in connection with their exchange. For example, a purchase of Alger Money Market Fund shares and subsequent exchange to Class A Shares of any other Fund (each a "Charge Fund") would result in the imposition of an initial sales charge at the time of exchange; but if the initial purchase had been of Class A Shares in a Charge Fund, an exchange to the same class of shares of any other Fund would not result in an additional initial sales charge. No CDSC is assessed in connection with exchanges at any time. In addition, no CDSC is imposed on the redemption of reinvested dividends or capital gains distributions or on increases in the net asset value of shares of a Fund above purchase payments made with respect to that Fund during the six-year holding period for Class B Shares and the one-year holding period for Class C Shares and certain Class A Shares.

For purposes of calculating the eight-year holding periods for automatic conversion of Class B Shares to Class A Shares, shares acquired in an exchange are deemed to have been purchased on the date on which the shares given in exchange were purchased, provided, however, that if Class B Shares are exchanged for shares of Alger Money Market Fund, the period during which the Alger Money Market Fund shares are held will not be included in the holding period for purposes of determining eligibility for automatic conversion, and the running of the holding period will recommence only when those shares are reexchanged for shares of the original class. The same calculation method shall be used to determine the automatic conversion of Class C Shares purchased prior to August 1, 2000, and held for 12 years.

You automatically have the ability to make exchanges by telephone unless you refuse the telephone exchange privilege. Exchanges can be made among Funds of the same class of shares for identically registered accounts. For tax purposes, an exchange of shares is treated as a sale of the shares exchanged and, therefore, you may realize a taxable gain or loss when you exchange shares. Shares exchanged prior to the close of business of the NYSE (normally 4:00 p.m. Eastern time) from Alger Money Market Fund to any other Fund will receive dividends from Alger Money Market Fund for the day of the exchange. Shares of Alger Money Market Fund received in exchange for shares of any other Fund will earn dividends beginning on the next business day after the exchange.

The Trust reserves the right to terminate or modify the exchange privilege upon notice to shareholders.

FOR SHAREHOLDERS MAINTAINING AN ACTIVE ACCOUNT ON OCTOBER 17, 1992. Class B Shares acquired in an exchange are deemed to have been purchased on, and continuously held since, the date on which the shares given in exchange were purchased; thus, an exchange would not affect the running of any CDSC-related holding period. No initial sales charge or CDSC would apply to an exchange of Class B Shares for shares of Alger Money Market Fund, but redemptions of shares of that Fund acquired by exchange of Class B Shares are subject to any applicable CDSC on the same terms as the shares given in exchange. If shares of Alger Money Market Fund are exchanged for Class B Shares, any later redemptions of those shares would be subject to any applicable CDSC based on the period of time since the shares given in exchange were purchased.

Thus, the period of time shares were held in Alger Money Market Portfolio would be counted toward the six-year holding period.

FOR NEW SHAREHOLDERS OPENING AN ACCOUNT AFTER OCTOBER 17, 1992. Effective October 17, 1992, new shareholders of the Fund are subject to the following terms and conditions regarding the exchange of shares of the Fund's Funds. A CDSC, if any, is assessed on redemptions of Class B and Class C Shares and certain Class A Shares of the Funds and of shares of Alger Money Market Fund that have been acquired in exchange for such shares, based solely on the period of time the shares are retained in a Fund other than the Money Market Fund. Thus, the period of time shares are held in Alger Money Market Fund will not be counted towards the holding period described above in the calculation of a CDSC.

CERTAIN ALGER MONEY MARKET FUND SHARES

Shares of Alger Money Market Fund that have been acquired in exchange for shares of either Spectra Fund or The China-U.S. Growth Fund (mutual funds advised by Alger Management), together with Alger Money Market Fund shares acquired through reinvestment of dividends on such shares, may be exchanged for Spectra Fund shares or China-U.S. Growth Fund shares, respectively. These exchanges will be effected at the net asset values of Spectra Fund and Alger Money Market Fund, respectively (or the net asset values of The China-U.S. Growth Fund and Money Market Fund, respectively, as applicable) next determined after the exchange request is accepted, with no sales charge or transaction fee imposed except that exchanges of Alger Money Market Fund shares representing dividends for Spectra Fund Class A shares will be subject to the Class A initial sales charge. The Trust reserves the right to terminate or modify this exchange privilege upon notice to shareholders.

                                   MANAGEMENT

TRUSTEES AND OFFICERS OF THE TRUST

The Trust is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law.

The Board of Trustees has one standing committee, the Audit Committee, which oversees (a) the Trust's accounting and financial reporting policies and practices and its internal controls and (b) the quality and objectivity of the Trust's financial statements and the independent audit thereof. The members of the Committee, which met twice during the Trust's last fiscal year, are Lester
L. Colbert, Jr., Stephen E. O'Neil and Nathan E. Saint-Amand.

Information about the Trustees and officers of the Trust is set forth below. In the following tables, the term "Alger Fund Complex" refers to the Trust and the five other registered investment companies managed by Alger Management. Each Trustee serves until an event of termination, such as death or resignation, or until his or her successor is duly elected; each officer's term of office is one year. The address of Messrs. Alger and Chung is 111 Fifth Avenue, New York, NY 10003; that of Ms. Sanders and Mr. Blum is 30 Montgomery Street, Jersey City, NJ 07302. The address of Ms. Alger and each of the non-interested Trustees is c/o The Alger Funds, 111 Fifth Avenue, New York, NY 10003.


                                                                                                                     NUMBER OF
                                                                                                                       FUNDS
                                                                                                                    IN THE ALGER
                                                                                                                    FUND COMPLEX
                                                                                                      TRUSTEE         WHICH ARE
  NAME, AGE, POSITION WITH                                                                             AND/OR         OVERSEEN
    THE FUND AND ADDRESS                  PRINCIPAL OCCUPATIONS                                     OFFICER SINCE    BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustees
-------------------

Fred M. Alger III (69)        Chairman of the Board of Alger Associates, Inc. ("Associates"),            1986              22
   Chairman of the Board      Fred Alger & Company, Incorporated ("Alger Inc."), Alger
                              Management, Alger Properties, Inc. ("Properties"), Alger
                              Shareholder Services, Inc. ("Services"), Alger Life Insurance
                              Agency, Inc. ("Agency"), Fred Alger International Advisory S.A.
                              ("International"), five of the six investment companies
                              in the Alger Fund Complex, Alger SICAV ("SICAV") and
                              Analysts Resources, Inc. ("ARI").

Dan C. Chung (41)             President since September 2003 and Chief Investment Officer                2001              16
   Trustee and                and Director since 2001 of Alger Management; President since
   President                  2003 and Director since 2001 of Associates, Properties, Services,
                              Agency, International (Director since 2003), Alger
                              National   Trust   Company   ("Trust")   and  ARI;
                              Trustee/Director  of four  of the  six  investment
                              companies  in the Alger Fund  Complex  since 2001;
                              senior analyst with Alger Management 1998-2001.

Hilary M. Alger, CFA (42)     Trustee/Director of five of the six investment companies                   2003              17
   Trustee                    in the Alger Fund Complex since 2003; Associate Director of
                              Development,  College  of Arts  and  Sciences  and
                              Graduate School, University of Virginia 1999-2003;
                              Director of Development and Communications,  Lenox
                              Hill   Neighborhood   House  1997-99;   securities
                              analyst, Alger Management 1987-92.

Non-Interested Trustees
-----------------------

Stephen E. O'Neil (71)        Attorney; Private investor since 1981; Director of Brown-                  1986              23
   Trustee                    Forman Corporation since 1978; Trustee/Director of the six investment  companies  in the Alger  Fund  Complex
                              since the inception of each; of Counsel to the law
                              firm of Kohler & Barnes to 1998.

Joseph S. Nye, Jr. (66)       Trustee/Director of the six investment companies in the                    2003              23
   Trustee                    Alger Fund Complex; Dean, John F. Kennedy School of
                              Government,   Harvard   University,   since  1995;
                              Assistant  Secretary of Defense for  International
                              Security  Affairs  1994-1995;  Chairman,  National
                              Intelligence Council, 1993-1994.

Charles F. Baird, Jr. (50)    Managing Partner of North Castle Partners, a private equity                2000              16
   Trustee                    securities group; Chairman of Equinox, Leiner Health Products,
                              Elizabeth  Arden Day Spas,  Grand  Expeditions  of
                              EAS;   Trustee/Director   of   four   of  the  six
                              investment  companies  in the Alger Fund  Complex.
                              Formerly Managing Director of AEA Investors, Inc.



Roger P. Cheever (58)         Associate Dean of Development, Harvard University; Trustee/                2000              16
   Trustee                    Director of four of the six investment companies  in the Alger
                              Fund Complex. Formerly Deputy Director of the Harvard
                              College Fund.

Lester L. Colbert, Jr. (70)   Private investor since 1988; Trustee/Director of three of the              2000              17
   Trustee                    six investment companies in the Alger Fund Complex since
                              2000, of one since 2003, and of another since 1974. Chairman of the Board, President and Chief Executive Officer of Xidex
                              Corporation 1972-87.

Nathan E. Saint-Amand         Medical doctor in private practice; Member of the Board of the             1986              23
M.D. (66)                     Manhattan Institute since 1988; Trustee/Director of each of
   Trustee                    the six  investment  companies  in the Alger  Fund
                              complex since the later of 1986 or its  inception;
                              formerly Co-Chairman,  Special Projects Committee,
                              Memorial Sloan Kettering.

Officers
--------

Frederick A. Blum (50)        Executive Vice President and Treasurer of Alger Inc.,                      1996             N/A
   Treasurer                  Alger Management, Properties, Associates, ARI, Services
   Assistant Secretary        and Agency since September 2003 and Senior Vice President
                              prior thereto;  Treasurer or Assistant  Treasurer,
                              and Assistant Secretary, of each of the other five
                              investment  companies  in the Alger  Fund  Complex
                              since the later of 1996 or its inception; Director
                              of SICAV and  International  and  Chairman  of the
                              Board (and prior  thereto  Senior Vice  President)
                              and Treasurer of Trust since 2003.

Dorothy G. Sanders (48)       Senior Vice President, General Counsel and Secretary of Alger              2000             N/A
   Secretary                  Inc., General Counsel and Secretary of Associates, Agency,
                              Properties,  Services,  ARI and Alger  Management,
                              and  Secretary  of  International  and each of the
                              other five investment  companies in the Alger Fund
                              Complex since the later of 2000 or its  inception.
                              Senior  Vice  President,   Fleet  Financial  Group
                              1998-2000.


Mr. Alger and Mr. Chung are "interested persons" (as defined in the Investment Company Act) of the Trust because of their affiliations with Alger Management and Alger Inc., the Fund's principal underwriter. Mr. Chung is Mr. Alger's son-in-law. Ms. Alger is Mr. Alger's daughter and is an interested person of the Trust by virtue of that relationship. No Trustee is a director of any public company except as may be indicated under "Principal Occupations."

No director, officer or employee of Alger Management or its affiliates receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each independent Trustee $2,000 for each meeting attended, to a maximum of $8,000, plus travel expenses incurred for attending the meeting.

The Trust did not offer its Trustees any pension or retirement benefits during or prior to the fiscal year ended October 31, 2003. The following table provides compensation amounts paid to current independent Trustees of the Trust for the fiscal year ended October 31, 2003.

                               COMPENSATION TABLE


                                       AGGREGATE
                                      COMPENSATION
                                          FROM                 TOTAL COMPENSATION PAID TO TRUSTEES FROM
    NAME OF PERSON                   THE ALGER FUNDS                     THE ALGER FUND COMPLEX
    --------------               -----------------------       ----------------------------------------
Charles F. Baird, Jr.                    $6,000                                  $22,500
Roger P. Cheever                         $8,000                                  $30,000
Lester L. Colbert, Jr.                   $8,000                                  $32,000
Stephen E. O'Neil                        $8,000                                  $38,000
Nathan E. Saint-Amand                    $8,000                                  $36,000


The following table shows each Trustee's beneficial ownership as of the date of this Statement of Additional Information, by dollar range, of equity securities of the Funds and of all of the Funds in the Alger Fund Complex overseen by that Trustee. The ranges are as follows: A = none; B = $1-$10,000; C = $10,000-$50,000; D = $50,000-$100,000; E = over $100,000.

None of the non-interested Trustees and none of their immediate family members owns any securities issued by Alger Management, Alger Inc., or any company (other than a registered investment company) controlling, controlled by or under common control with Alger Management or Alger Inc.


                                                           EQUITY SECURITIES
                                                              OF EACH FUND
                            -------------------------------------------------------------------------------
                                                                                                                     AGGREGATE
                                       SMALLCAP                                                                  EQUITY SECURITIES
                                       AND                                                                          OF FUNDS IN
                            SMALLCAP   MIDCAP    MIDCAP  LARGECAP            CAPITAL       MONEY   HEALTH        ALGER FUND COMPLEX
NAME OF TRUSTEE             GROWTH     GROWTH    GROWTH  GROWTH   BALANCED   APPRECIATION  MARKET  SCIENCES     OVERSEEN BY TRUSTEE
------------------------    --------------------------------------------------------------------------------   -------------------

Interested Trustees
-------------------
Fred M. Alger III              A          A         A       E        A          A             A       A                  E
Hilary M. Alger                E          A         E       E        A          E             A       A                  E
Dan C. Chung                   D          A         E       E        D          D             E       D                  E

Non-Interested Trustees
-----------------------
Charles F. Baird, Jr           A          A         A       A        A          A             A       A                  A
Roger P. Cheever               A          A         A       A        A          A             A       A                  E
Lester L. Colbert, Jr          A          A         A       C        A          A             A       A                  D
Joseph S. Nye                  A          A         A       A        A          A             A       A                  A
Stephen E. O'Neil              A          A         A       A        A          A             A       A                  A
Nathan E. Saint-Amand          A          A         A       A        A          A             A       A                  E


INVESTMENT MANAGER

Alger Management serves as investment manager to each of the Funds pursuant to separate written agreements (the "Management Agreements").

Alger Management is the Funds' investment manager and is responsible for the overall administration of the Trust, subject to the supervision of the Board of Trustees. Alger Management makes investment decisions for the Funds, provides administrative services, places orders to purchase and sell securities on behalf of the Funds and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that Alger Inc. will serve as the Trust's broker in effecting most of the Funds' transactions on securities exchanges and will retain commissions in accordance with certain regulations of the SEC. In addition, Alger Management employs professional securities analysts who provide research services exclusively to the Funds and other accounts for which Alger Management or its affiliates serve as investment adviser or subadviser.

Alger Management pays the salaries of all officers who are employed by it. Alger Management has agreed to maintain office facilities for the Trust, furnish the Trust with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Trust, and to compute the net asset values, net income and realized capital gains or losses of the Funds. Alger Management prepares semi-annual reports to the SEC and to shareholders, prepares federal and state tax returns and filings with state securities commissions, maintains the Trust's financial accounts and records and generally assists in all aspects of the Trust's operations. Alger Management bears all expenses in connection with the performance of its services under the Management Agreements.

Alger Management has been in the business of providing investment advisory services since 1964 and, as of December 31, 2003, had approximately $10.88 billion under management, $6.59 billion in mutual Fund accounts and $4.29 billion in other advisory accounts. Alger Management is owned by Alger Inc. which in turn is owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger III, who holds in excess of 25% of the outstanding voting securities of Alger Associates, Inc., may be deemed to control that company and its subsidiaries. Mr. Alger holds his shares through a limited liability company, of which he is president and majority shareholder.

Each Management Agreement provides that if, in any fiscal year, the aggregate expenses of the Fund (exclusive of certain specified categories of expense) exceed the expense limitation of any state having jurisdiction over the Fund, Alger Management will reimburse the Fund for that excess expense to the extent required by state law. At the date of this Statement of Additional Information, there is no state expense limitation applicable to any Fund.

Each Fund pays Alger Management a management fee computed daily and paid monthly at annual rates based on a percentage of the value of the relevant Fund's average daily net assets, as follows: Alger Money Market Fund--.50%; Alger SmallCap Growth Fund, Alger SmallCap and MidCap Growth Fund, Alger Capital Appreciation Fund, Alger Health Sciences Fund--.85%; Alger MidCap Growth Fund--.80%; Alger LargeCap Growth Fund and Alger Balanced Fund--.75%. During the fiscal years ended October 31, 2001, 2002 and 2003 Alger Management earned under the terms of the Management Agreements $1,730,000, 1,484,000 and $1,282,000, respectively, in respect of the Alger Money Market Fund; $2,427,000, $1,506,000 and $1,334,000, respectively, in respect of the Alger SmallCap Growth Fund; $8,021,000, $5,536,000 and $3,870,000, respectively, in respect of the Alger LargeCap Growth Fund; $2,416,000, $2,314,000 and $1,945,000, respectively, in respect of the Alger Balanced Fund; $5,622,000, $4,578,000 and $3,905,000,
respectively, in respect of the Alger MidCap Growth Fund; $9,595,000, $6,209,000 and $4,044,000, respectively, in respect of the Alger Capital Appreciation Fund. During the fiscal years ended October 31, 2002 and 2003 Alger Management earned under the terms of the Management Agreements $6,000 and $45,000, respectively, in respect of the Alger Health Sciences Fund and $3,000 and $77,000, respectively, in respect of the Alger SmallCap and MidCap Growth Fund.

At their meeting called to consider the annual renewal of the Funds' Investment Management Agreements with Alger Management, the Trustees considered the nature and quality of the services provided in relation to the fees paid by the Funds and the other benefits received by Alger Management by virtue of its relationship with the Fund. In their deliberations, the Trustees considered materials, which they had reviewed in advance of the meeting, regarding the Funds' performance and expenses, including advisory fees and brokerage commissions, and Alger Management's financial condition, overall investment advisory operations, brokerage practices with respect to the Funds, and profits from its mutual Fund operations (reflecting not only advisory fees but also receipt by an affiliate of brokerage commissions and of payments from the Funds' Rule 12b- 1 Plans, and by another affiliate of transfer agency fees). The Trustees had also received a memorandum discussing the factors generally regarded as appropriate to consider in evaluating advisory arrangements and copies of the Investment Management Agreements themselves. In considering the Management Agreements, the Trustees also drew upon prior discussions with representatives of Alger Management, at each quarterly meeting, of the Funds' performance and expenses and their familiarity with the personnel and resources of Alger Management and its affiliates. To consider the renewals, the non-interested Trustees met in executive session with independent counsel. In considering the nature and quality of the services provided by Alger Management in relation to its fees and other benefits received, they concluded that the overall investment performance of the Funds had been satisfactory in the light of market conditions and noted that the general fund administrative services also provided by Alger Management under the terms of its Management Agreements were of high quality; in this connection they noted, for example, that the Fund had been highly rated by an independent company evaluating the quality of service provided by fund telephone representatives, and that the most recent regulatory inspections had produced no material adverse comments on the Fund's operations. The Trustees considered the fact that, in addition to its management fees, Alger Management benefits from its affiliate's providing most of the brokerage for the Funds; they concluded that, even in light of this fact and of other tangible and intangible benefits arising from Alger Management's relationship with the Funds, the management fees paid by the Funds were fair and reasonable in relation to the services rendered and that the services rendered were satisfactory.

DISTRIBUTOR

Alger Inc., the corporate parent of Alger Management, serves as the Funds' principal underwriter, or distributor, and receives payments from the Funds under the Trust's Distribution Plans (see "Purchases--Distribution Plans") and the Shareholder Servicing Agreement (see "Purchases--Shareholder Servicing Agreement"). It also receives brokerage commissions from the Trust (see "Investment Strategies and Policies--Fund Transactions"). During the Trust's fiscal year ended October 31, 2003, Alger Inc. retained approximately $3,520,000 in CDSCs and $216,000 in initial sales charges.

From time to time Alger Inc., at its expense from its own resources, may compensate brokers, dealers, investment advisers or others ("financial intermediaries") who are instrumental in effecting investments by their clients or customers in the Trust, in an amount up to 1% of those investments. Alger Inc. may also from time to time, at its expense from its own resources, make payments to other financial intermediaries that provide shareholder servicing, or , transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges ). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of Trust assets or 0.50% annually of Trust sales attributable to that financial intermediary. Alger Inc. determines whether to make any additional cash payments and the amount of any such payments in response to requests from financial intermediaries, based on factors Alger Inc. deems relevant. Factors considered by Alger, Inc. generally include the financial intermediary's reputation, ability to attract and retain assets for the Trust, expertise in distributing a particular class of shares of the Trust, entry into target markets, and/or quality of service.

Financial intermediaries with whom Alger Inc. has its most significant arrangements to make additional cash compensation payments are AG Edwards, Bear Stearns, Capital Investment Brokerage, CIBC World Markets, Citigroup, Goldman Sachs, Kemper Investors, Leonard & Company, Lincoln Financial Advisors, Lincoln Investment Planning, Merrill Lynch Pierce Fenner & Smith, MetLife Securities, RBC Dain Rauscher, Retirement System Distributors, Ryan Beck & Co., Scudder Distributors, Securities America, Smith Hayes Financial, UBS, USI Securities and Walnut Street Securities. In addition, Alger, Inc. may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of Alger Inc. Please contact your financial intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of a Fund or the amount of proceeds received by a Fund on the sale of shares.

INDEPENDENT PUBLIC AUDITORS

Ernst & Young LLP serves as the Trust's independent public auditors.

CODE OF ETHICS

Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions, including transactions in securities that may be purchased or held by the Funds, subject to the restrictions and procedures of the Trust's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Trust's Code of Ethics by calling the Trust toll-free at (800) 992-3863.

TAXES

The following is a summary of selected federal income tax considerations that may affect the Funds and their shareholders. The summary is not intended to substitute for individual tax advice and investors are urged to consult their own tax advisers as to the federal, state and local tax consequences of investing in the Funds.

Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If qualified as a regulated investment company, a Fund will pay no federal income taxes on its taxable net investment income (that is, taxable income other than net realized capital gains) and its net realized capital gains that are distributed to shareholders. To qualify under Subchapter M, a Fund must, among other things: (1) distribute to its shareholders at least 90% of its taxable net investment income and net realized short-term capital gains; (2) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of securities, or other income (including, but not limited to, gains from options, futures and forward contracts) derived with respect to the Fund's business of investing in securities; and (3) diversify its holdings so that, at the end of each fiscal quarter of the Fund (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities and other securities, with those other securities limited, with respect to any one issuer, to an amount no greater in value than 5% of the Fund's total assets and to not more than 10% of the outstanding voting securities of the issuer, and (b) not more than 25% of the market value of the Fund's assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are determined to be in the same or similar trades or businesses or related trades or businesses. In meeting these requirements, a Fund may be restricted in the utilization of certain of the investment techniques described above and in the Funds' prospectus. As a regulated investment company, each Fund is subject to a non-deductible excise tax of 4% with respect to certain undistributed amounts of income and capital gains during the calendar year. The Trust expects each Fund to make additional distributions or change the timing of its distributions so as to avoid the application of this tax. Although the Trust expects each Fund to make such distributions as are necessary to avoid the application of this tax, certain of such distributions, if made in January, might be included in the taxable income of shareholders in the year ended in the previous December.

Payments reflecting the dividend income of the Funds will not qualify for the dividends-received deduction for corporations if the Fund sells the underlying stock before satisfying a 46-day holding period requirement (91 days for certain preferred stock). Dividends-received deductions will be allowed to a corporate shareholder only if similar holding period requirements with respect to shares of the Fund have been met. None of the dividends paid by Alger Money Market Fund will be eligible for the dividends-received deduction.

In general, any gain or loss on the redemption or exchange of Fund shares will be long-term capital gain or loss if held by the shareholder for more than one year, and will be short-term capital gain or loss if held for one year or less. However, if a shareholder receives a distribution taxable as long-term capital gain with respect to Fund shares, and redeems or exchanges the shares before holding them for more than six months, any loss on the redemption or exchange up to the amount of the distribution will be treated as a long-term capital loss.

Dividends of a Fund's net investment income and distributions of its short-term capital gains will be taxable as ordinary income. Distributions of long-term capital gains will be taxable as such at the appropriate rate, regardless of the length of time you have held shares of the Fund.

If a Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Fund's gross income as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings and shareholders may receive dividends in an earlier year than would otherwise be the case.

Investors considering buying shares of a Fund just prior to a record date for a taxable dividend or capital gain distribution should be aware that, regardless of whether the price of the Fund shares to be purchased reflects the amount of the forthcoming dividend or distribution payment, any such payment will be a taxable dividend or distribution payment.

If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend or interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to such withholding, then the shareholder may be subject to a 28 percent "backup withholding tax" with respect to (i) any taxable dividends and distributions and (ii) any proceeds of any redemption of Fund shares. An individual's taxpayer identification number is his or her social security number. The 28 percent backup withholding tax is not an additional tax and may be credited against a shareholder's regular federal income tax liability.

Shortly after the close of each calendar year, you will receive a statement setting forth the dollar amounts of dividends and any distributions for the prior calendar year and the tax status of the dividends and distributions for federal income tax purposes. You should consult your tax adviser to assess the federal, state and local tax consequences of investing in each Fund. This discussion is not intended to address the tax consequences of an investment by a nonresident alien.

DIVIDENDS

Each share class will be treated separately in determining the amounts of dividends of investment income and distributions of capital gains payable to holders of its shares. Dividends and distributions will be automatically reinvested at net asset value on the payment date in additional shares of the class that paid the dividend or distribution at net asset value, unless you elected in  writing  to have all  dividends  and  distributions  paid in cash or reinvested at net asset value into another identically registered Alger Fund account you have established. In addition, accounts whose dividend/distribution checks have been returned as undeliverable shall reinvest that dividend/distribution at the net asset value next determined after the Transfer Agent receives the undelivered check. Furthermore, all future dividend/distribution checks shall be reinvested automatically at net asset value on the payment date until a written request for reinstatement of cash distribution and a valid mailing address are provided by the shareholder(s). Shares purchased through reinvestment of dividends and distributions are not subject to a CDSC or front-end sales charge. Any dividends of Alger Money Market Fund are declared daily and paid monthly, and any dividends of the other Funds are declared and paid annually. Distributions of any net realized short-term and long-term capital gains earned by a Fund usually will be made annually after the close of the fiscal year in which the gains are earned.

The classes of a Fund may have different dividend and distribution rates. Class A dividends generally will be greater than those of Class B and Class C due to the Rule 12b-1 fees associated with Class B and Class C Shares. However, dividends paid to each class of shares in a Fund will be declared and paid at the same time and will be determined in the same manner as those paid to each other class.

CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 serves as custodian for the Trust pursuant to a custodian agreement under which it holds the Funds' assets. Alger Shareholder Services, Inc. ("Services"), 30 Montgomery Street, Jersey City, New Jersey 07302, serves as transfer agent for the Funds pursuant to a transfer agency agreement. Under the transfer agency agreement services processes purchases and redemptions of shares of the Funds, maintains the shareholder account records for each Fund, handles certain communications between shareholders and the Trust and distributes any dividends and distributions payable by the Funds. Pursuant to the transfer agency agreement, Services is compensated on a per-account and, for certain transactions, a per-transaction basis. Certain record-keeping services that would otherwise be performed by Services may be performed by other entities providing similar services to their customers who invest in the Funds. The Trust, Services, Alger Inc. or any of its affiliates may elect to enter into a contract to pay them for such services.

CERTAIN SHAREHOLDERS

At February 3, 2004, Merrill Lynch owned 26.55% of the Alger Balanced Fund. At February 3, 2004, Alger Management, a New York corporation, owned 35.53% of Alger Health Sciences Fund and 40.19% of Alger SmallCap and MidCap Growth Fund. At February 3, 2004, Alger Inc., a Delaware corporation, owned 32.19% of the Alger SmallCap and MidCap Growth Fund. These companies are wholly-owned subsidiaries of Alger Associates, Inc., a New York corporation, which may be deemed to be controlled by Fred M. Alger III. Accordingly, Mr. Alger may be deemed to control Alger Health Sciences Fund and Alger SmallCap and MidCap Growth Fund, which may have the effect of disproportionately diminishing the voting power of other shareholders of these Funds.

The following table contains information regarding persons who own of record, or are known to own beneficially, five percent or more of any class of the shares of any Fund. All holdings are expressed as a percentage of a class of a Fund's outstanding shares as of February 3, 2004 and record and beneficial holdings are in each instance denoted as follows: record/beneficial.

ALGER SMALL CAP GROWTH FUND - CLASS A
Charles Schwab                             5.41%/+
Special Custody Acct.
101 Montgomery Street
San Francisco, CA 94104

ALGER SMALL CAP GROWTH FUND - CLASS C
Merrill Lynch FBO                         21.34%/+
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

Charles E. Magraw Pension Plan             5.39%/+
FBO Dolores H. Magraw
69 Pickwick Road
W. Newton, MA 02465-2818

ALGER LARGECAP GROWTH FUND - CLASS A
Deutsche Bank Securities                   6.98%/+
PO Box 1346
Baltimore, MD 21203

Mellon Bank as Agent                      10.12%/+
Dreyfus Retirement
135 Santilli Highway
Everett, MA 02149

Merrill Lynch FBO                          6.44%/+
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

ALGER LARGECAP GROWTH FUND - CLASS B
Wuerttembergische Lebensvericherung        9.92%/+
Rothebuehlstr. 70
Stuttgart, Germany D-70178

Merrill Lynch FBO                          9.05%/+
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

ALGER LARGECAP GROWTH FUND - CLASS C
Merrill Lynch FBO                         25.57%/+
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

ALGER MIDCAP GROWTH FUND - CLASS A
Charles Schwab                             6.69%/+
Special Custody Acct.
101 Montgomery St.
San Francisco, CA 94104

Merrill Lynch FBO                         16.38%/+
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

ALGER MIDCAP GROWTH FUND - CLASS B
Merrill Lynch FBO                         18.29%/+
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

ALGER MIDCAP GROWTH FUND - CLASS C
Merrill Lynch FBO                         38.89%/+
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

ALGER CAPITAL APPRECIATION FUND - CLASS A
Merrill Lynch FBO                         22.49%/+
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

ALGER CAPITAL APPRECIATION FUND - CLASS B
Merrill Lynch FBO                         11.18%/+
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

ALGER CAPITAL APPRECIATION FUND - CLASS C
Merrill Lynch FBO                         22.81%/+
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

ALGER BALANCED FUND - CLASS A
Merrill Lynch FBO                         45.90%/+
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

Putnam Fiduciary Trust Co. FBO            12.63%/+
CDICorporation 401(k) Savings Plan
859 Willard St. MS-E-2-C
Attn: Trading Services
Quincy, MA 02269-9110

State Street Bank & Trust Free             5.92%/+
ADP/Morgan Stanley Alliance
105 Rosemont Avenue
Westwood, MA 02090

ALGER BALANCED FUND - CLASS B
Merrill Lynch FBO                         18.32%/+
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

ALGER BALANCED FUND - CLASS C
Merrill Lynch FBO                         16.69%/+
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

ALGER HEALTH SCIENCES FUND - CLASS A
All of the following are located at
111 Fifth Avenue
New York, NY 10003

Fred Alger Management, Inc.               51.97%/51.97%

Alger Associates, Inc.                    11.07%/11.07%

ALGER HEALTH SCIENCES FUND - CLASS B
Fred Alger Management, Inc.                7.33%/7.33%
111 Fifth Avenue
New York, NY 10003

ALGER HEALTH SCIENCES FUND - CLASS C
Fred Alger Management, Inc.               21.37%/21.37%
111 Fifth Avenue
New York, NY 10003

Merrill Lynch FBO                         16.38%/+
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

ALGER SMALLCAP AND MIDCAP
GROWTH FUND - CLASS A
Fred Alger Management, Inc.               44.75%/44.75%
111 Fifth Avenue
New York, NY 10003

Fred Alger & Company, Incorporated        41.06%/41.06%
30 Montgomery Street
Jersey City, NJ 07302

ALGER SMALLCAP AND MIDCAP
GROWTH FUND - CLASS B
Fred Alger Management, Inc.               19.17%/19.17%
111 Fifth Avenue
New York, NY 10003

Citigroup Global Markets                   5.31%/+
Salomon Smith Barney
333 W 34th Street
New York, NY 10001

ALGER SMALLCAP AND MIDCAP
GROWTH FUND - CLASS C
Fred Alger Management, Inc.               30.39%/30.39%
111 Fifth Avenue
New York, NY 10003

Merrill Lynch FBO                         25.13%/+
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

Mark Kohl                                  5.30%/+
61 Morning Star Drive
Sparta, NJ 07871

+ The Fund believes that the underlying customers are the beneficial owners.


As of February 3, 2004 the Trustees and officers of the Fund, as a group, hold 1.25% of Alger Health Science Fund's outstanding shares. They hold less than 1% of the shares of any class of any other Fund.

ORGANIZATION

The Trust has been organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated March 20, 1986 (the "Trust Agreement"). Alger Money Market Portfolio, Alger Small Capitalization Portfolio and Alger Growth Portfolio commenced operations on November 11, 1986. On September 29, 2000, Alger Growth Portfolio was re-named Alger LargeCap GrowthPortfolio. Alger Balanced Portfolio commenced operations on June 1, 1992, Alger MidCap Growth Portfolio commenced operations on May 24, 1993 and Alger Capital Appreciation Portfolio commenced operations on November 1, 1993. Alger Health Sciences Portfolio commenced operations on May 1, 2002. Alger SmallCap and MidCap Growth Portfolio commenced operations on May 8, 2002. The word "Alger" in the Trust's name has been adopted pursuant to a provision contained in the Trust Agreement. Under that provision, Alger Management may terminate the Trust's license to use the word "Alger" in its name when Alger Management ceases to act as the Trust's investment manager. On December 31, 1996, Class A Shares were added to all portfolios of the Trust except Alger Money Market Portfolio. Class A shares have an initial sales charge. The previously existing shares in those portfolios, subject to a CDSC, were designated Class B Shares on that date. Class C Shares, which are subject to a CDSC, were created on August 1, 1997. On February 24, 2004, the names of the Trust and its portfolios were changed to their current names.

Shares of each Fund other than Alger Money Market Fund are thus divided into three classes, Class A, Class B and Class C. The classes differ in that: (a) each class has a different class designation; (b) the Class A Shares are subject to initial sales charges; (c) the Class B and Class C Shares are subject to CDSCs, and certain Class A Shares may also be subject to a CDSC; (d) only the Class B and Class C Shares (as described below) are subject to distribution fees under plans adopted pursuant to Rule 12b-1 under the Act (each, a "Rule 12b-1 Plan"); (e) to the extent that one class alone is affected by a matter submitted to a vote of the shareholders, then only that class has voting power on the matter; and (f) the exchange privileges and conversion rights of each class differ from those of the others.

Although, as a Massachusetts business trust, the Trust is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Trust's Declaration of Trust.

Meetings of shareholders normally will not be held for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Under the Act, shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Trust Agreement, the Trustees are required to call a meeting of shareholders for the purpose of voting on the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10 percent of the Trust's outstanding shares.

Shares do not have cumulative voting rights, which means that holders of more than 50 percent of the shares voting for the election of Trustees can elect all Trustees. Shares have equal voting rights, which cannot be adversely modified other than by majority vote. Shares are transferable but have no preemptive, conversion or subscription rights, except that Class C Shares purchased prior to August 1, 2000 and all Class B Shares automatically convert to Class A Shares after specified periods. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants, and by class within a Fund on matters in which the interests of one class differ from those of another; see also item (e) in the preceding paragraph. In the interest of economy and convenience, certificates representing shares of a Fund are physically issued only upon specific written request of a shareholder.

Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Trust Agreement provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Fund in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

The Funds are classified as "diversified" investment companies under the Investment Company Act of 1940. A "diversified" investment company is required, with respect to 75% of its assets, to limit its investment in any one issuer (other than the U.S. government) to no more than 5% of the investment company's total assets. The Funds intended to continue to qualify as a "regulated investment companies" under the Internal Revenue Code; one of the requirements for such qualification is a quarterly diversification test, applicable to 50% (rather than 75%) of the Fund's assets, similar to the requirement stated above.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees of The Alger Funds has delegated authority to vote all proxies related to the Funds' portfolio securities to Fred Alger Management, Inc. ("Management"), the Funds' investment manager. Management, an investment adviser registered under the Investment Advisers Act of 1940, as amended, maintains discretionary authority over client accounts, including the Funds, and is responsible for voting proxies of all foreign and domestic securities held in the Funds. Management views the responsibility its clients have entrusted to it seriously and has adopted and implemented written policies and procedures designed to ensure that proxies are voted in the best interests of its clients.

Management delegates its proxy voting authority for all foreign and domestic securities held in the Funds to Institutional Shareholder Services, Inc. ("ISS") a leading proxy voting service provider and registered investment adviser. ISS votes proxies strictly in accordance with pre-determined proxy voting guidelines in order to minimize conflicts of interest. The pre-determined proxy voting guidelines, which are summarized below, address matters such as operations, board of directors, proxy contests, anti-takeover defenses, mergers and corporate restructuring, state of incorporation, capital structure, executive and director compensation, social and environmental issues and mutual fund proxies. ISS will recuse itself from voting proxies should it have a material conflict of interest with the company whose proxies are at issue. Management monitors ISS' proxy voting policies and procedures on a quarterly basis to ensure that the proxies are voted in the best interests of the applicable Fund. Further, Management has developed a Proxy Voting Committee, which makes voting determinations in the event of a conflict of interest.

Management maintains records of its proxy voting policies and procedures. Management or ISS, on Management's behalf, maintains proxy statements received regarding securities held by the Funds; records of votes cast on behalf of each Fund; records of requests for proxy voting information; and any documents prepared that were material to making a voting decision.

Beginning on August 31, 2004, the Funds' proxy voting record will be available upon request by calling (800) 254-3796 and/or the Funds' website and on the Securities and Exchange Commission's website at http://www.sec.gov.
                                                ------------------

The following is a summary of the pre-determined voting guidelines used by Management or ISS, on Management's behalf, to vote proxies of securities held by the Funds.

OPERATIONAL ISSUES

Vote FOR proposals to ratify auditors, unless an auditor has a financial interest in the company, fees for non-audit services are excessive or there is reason to believe that the auditor's opinion is inaccurate.

BOARD OF DIRECTORS

Votes on director nominees in uncontested elections are made on a CASE-BY-CASE basis, examining such factors as the independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity.

PROXY CONTESTS

Votes in a contested election of directors are evaluated on a CASE-BY-CASE basis considering such factors as the management's track record, qualifications of director nominees and an evaluation of what each side is offering shareholders.

ANTI-TAKEOVER DEFENSES

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

MERGERS AND CORPORATE RESTRUCTURINGS

Vote on a CASE-BY-CASE basis on mergers and corporate restructurings based on factors such as financial issues and terms of the offer.

STATE OF INCORPORATION

Proposals for changing a company's state of incorporation are evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating.

CAPITAL STRUCTURE

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights; Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed.

EXECUTIVE AND DIRECTOR COMPENSATION

Votes are determined on a CASE-BY-CASE basis analyzing the estimated dollar cost for the proposed plan.

SOCIAL AND ENVIRONMENTAL ISSUES

Votes are determined on a CASE-BY-CASE basis, with a focus on how the proposal will enhance the economic value of the company.

MUTUAL FUND PROXIES

Votes to elect directors are determined on a CASE-BY-CASE basis, considering factors such as board structure and director independence and qualifications.

FINANCIAL STATEMENTS

The Trust's audited financial statements for the year ended October 31, 2003 are contained in its Annual Report to Shareholders for that period and are hereby incorporated by reference. Copies of the Annual Report to Shareholders may be obtained by telephoning (800) 992-3863.

APPENDIX

     Description of the highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch") and Duff and Phelps, Inc. ("Duff").

COMMERCIAL PAPER AND SHORT-TERM RATINGS

     The designation A-l by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-l.

     The rating Prime-l (P-l) is the highest commercial paper rating assigned by Moody's. Issuers of P-l paper must have a superior capacity for repayment of short-term promissory obligations and ordinarily will be evidenced by leading market positions in well-established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     The rating Fitch-l (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-l is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

     The rating Duff-l is the highest commercial paper rating assigned by Duff. Paper rated Duff-l is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

BOND AND LONG-TERM RATINGS

     Bonds rated AA by S&P are judged by S&P to be high-grade obligations and in the majority of instances differ only in small degree from issues rated AAA (S&P's highest rating). Bonds rated AAA are considered by S&P to be the highest grade obligations and possess the ultimate degree of protection as to principal and interest. With AA bonds, as with AAA bonds, prices move with the long-term money market. Bonds rated A by S&P have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     S&P's BBB rated bonds, or medium-grade category bonds, are borderline between definitely sound obligations and those where the speculative elements begin to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. These bonds generally are more responsive to business and trade conditions than to interest rates. This group is the lowest that qualifies for commercial bank investment.

     Bonds rated Aa by Moody's are judged to be of high quality by all standards. Together with bonds rated Aaa (Moody's highest rating) they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds that are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are con-

APPENDIX
(continued)

sidered adequate, but elements may be present that suggest a susceptibility to impairment in the future.

     Moody's Baa rated bonds are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

     Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

     Bonds rated Duff-l are judged by Duff to be of the highest credit quality with negligible risk factors, only slightly more than U.S. Treasury debt. Bonds rated Duff-2, -3 and -4 are judged by Duff to be of high credit quality with strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.

INVESTMENT MANAGER:

Fred Alger Management, Inc.
111 Fifth Avenue
New York, New York 10003

DISTRIBUTOR:

Fred Alger & Company, Incorporated
30 Montgomery Street                                             THE ALGER FUNDS
Jersey City, New Jersey 07302

TRANSFER AGENT:

Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302






                                                                    STATEMENT OF
                                                                      ADDITIONAL
                                                                     INFORMATION

                                                               FEBRUARY 28, 2004

                                                        AS REVISED APRIL 1, 2004




                                                                    [ALGER LOGO]




SAI 24